FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2021
OLD PlayStudios, Inc.
Schedule of financial assets and liabilities not measured at fair value on a recurring basis

	December 31, 2020
	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3	Financial Statement Line Item
Financial assets:
Notes receivable - non-current	$815	$815	—	—	$815	Other long-term assets
Total financial assets	$815	$815	—	—	$815

	December 31, 2020
	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3	Financial Statement Line Item
Financial assets:
Notes receivable – current	$5,034	$5,034	—	—	$5,034	Receivables
Notes receivable - non-current	3,316	3,316	—	—	3,316	Other long-term assets
Total financial assets	$8,350	$8,350	—	—	$8,350